THOMPSON   ATLANTA         CINCINNATI          COLUMBUS             NEW YORK __________________

         HINE                   BRUSSELS           CLEVELAND        DAYTON                     WASHINGTON, D.C.

October 14, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 27 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register shares of the Catalyst/ Groesbeck Growth of Income Fund.

The Company has authorized us to make the following representations to you:

(a)

The Company is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff of the Securities and Exchange Commission (the “Staff”);

(b)

Staff comments or changes to disclosure in response to Staff comments in a filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(c)

The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP